Fair Value of Financial Instruments and Risk Management - Derivatives (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 CAD ($)	May 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets		$ 4,631		$ 4,384
Unrealized gains recognized as regulatory liabilities		$ 4,291		3,958
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized gains shared with customers, percent		10.00%	10.00%
ITC | Unsecured Senior Notes, 2034 Maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value					$ 400		$ 400
Stated interest rate							5.65%
Fortis | Unsecured Senior Notes, May Issuance, 2029 Maturity | Unsecured
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value		$ 500
Stated interest rate		4.43%			4.43%
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains recognized as regulatory liabilities		$ 41		37
Energy contracts subject to regulatory deferral | Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets		175		197
Energy contracts not subject to regulatory deferral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) recognized in revenue		48		(28)
Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative		$ 134
Derivative term		3 years	3 years
Unrealized gain (loss) recognized in other income, net		$ 12		0
Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative		608
Unrealized gain (loss) recognized in other income, net		$ (17)		10
Interest rate locks | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative							$ 300
Realized gain (loss) recognized in other comprehensive income			$ (3)
Gain on derivative, reclassification adjustment period		5 years	5 years
Interest rate locks | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative						$ 250
Realized gain (loss) recognized in other comprehensive income		$ (2)
Gain on derivative, reclassification adjustment period		7 years	7 years
Interest rate locks | Fortis | Unsecured Senior Notes, November Issuance, 2023 Maturity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value						$ 500
Interest rate swaps | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative					$ 135
Derivative term		5 years	5 years
Realized gain (loss) recognized in other comprehensive income			$ 4
Interest rate swaps | ITC | Forecast
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative	$ 230
2025 interest rate swaps | ITC | Forecast
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative	$ 95
Derivative term	5 years
Cross currency interest rate swaps | Fortis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount of derivative					$ 391
Unrealized gain (loss) recognized in other income, net		$ (29)		$ 15
Interest rate		4.34%			4.34%